SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)
COMMON STOCK
China — 3.1%
Communication Services — 3.1%
Tencent Holdings Ltd.	154,411	$8,462

France — 6.8%
Consumer Discretionary — 4.1%
Kering S.A.	39,705	11,219

Industrials — 2.7%
Alstom S.A. [1]	412,502	7,171

		18,390
Germany — 9.1%
Financials — 1.3%
Deutsche Bank AG	102,931	3,484

Industrials — 2.5%
Siemens AG	20,737	6,661

Information Technology — 5.3%
Infineon Technologies AG	71,592	6,681
SAP SE	50,343	7,708
		14,389
		24,534
Greece — 1.0%
Financials — 1.0%
Eurobank S.A.	580,112	2,761

Italy — 1.1%
Financials — 1.1%
UniCredit SpA	34,658	3,099

Japan — 7.1%
Communication Services — 1.6%
KDDI Corp.	249,100	4,206

Financials — 1.7%
Sompo Holdings Inc.	120,600	4,627

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)
Japan — (continued)
Information Technology — 3.8%
Renesas Electronics Corp.	350,400	$10,359

		19,192
Netherlands — 3.1%
Consumer Staples — 1.8%
Heineken NV	59,425	4,997

Health Care — 1.3%
Koninklijke Philips NV	128,174	3,480

		8,477
South Korea — 1.4%
Information Technology — 1.4%
Samsung Electronics Co. Ltd.	17,814	3,840

Sweden — 3.5%
Consumer Discretionary — 1.1%
Electrolux AB, Class B [1]	955,766	3,023

Information Technology — 2.4%
Hexagon AB, Class B	660,721	5,459
Octave Intelligence PLC [1]	56,774	916
		6,375
		9,398
Switzerland — 1.2%
Health Care — 1.2%
Roche Holding AG	8,033	3,309

United Kingdom — 15.3%
Consumer Discretionary — 2.2%
SSP Group PLC	2,322,116	5,781

Consumer Staples — 3.9%
Diageo PLC	272,543	5,504
Reckitt Benckiser Group PLC	77,448	5,045
		10,549
Financials — 2.6%
Barclays PLC	618,603	4,157
NatWest Group PLC	333,877	2,954
		7,111

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)
United Kingdom — (continued)
Health Care — 2.6%
AstraZeneca PLC	37,945	$7,097

Industrials — 2.3%
Rolls-Royce Holdings PLC	322,780	6,185

Utilities — 1.7%
SSE PLC	143,812	4,647

		41,370
United States — 46.7%
Communication Services — 9.0%
Alphabet Inc., Class C	19,647	6,942
Live Nation Entertainment Inc. [1]	44,152	8,085
Meta Platforms Inc., Class A	12,535	7,061
Walt Disney Co.	22,400	2,156
		24,244
Consumer Discretionary — 2.0%
Carnival Corp. Ltd.	188,306	5,380

Financials — 7.4%
Axis Capital Holdings Ltd.	53,533	5,751
Citigroup Inc.	28,643	4,009
Citizens Financial Group Inc.	66,887	4,687
Everest Group Ltd.	15,832	5,656
		20,103
Health Care — 8.4%
Biogen Inc. [1]	17,220	3,720
Boston Scientific Corp. [1]	44,687	1,907
Merck & Co. Inc.	59,967	7,706
Pfizer Inc.	118,710	2,858
UnitedHealth Group Inc.	5,436	2,259
Zimmer Biomet Holdings Inc.	48,634	4,187
		22,637
Industrials — 13.0%
Alaska Air Group Inc. [1]	199,165	10,396
Boeing Co. [1]	24,182	5,235
Booz Allen Hamilton Holding Corp., Class A	53,076	3,220
Carrier Global Corp.	135,172	9,915
Genpact Ltd.	43,221	1,189
Ingersoll Rand Inc.	64,711	5,306
		35,261

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)
United States — (continued)
Information Technology — 2.4%
Analog Devices Inc.	8,825	$3,505
Texas Instruments Inc.	10,336	3,081
		6,586
Materials — 1.0%
Smurfit WestRock PLC	58,146	2,690

Real Estate — 2.4%
BXP Inc. [2]	24,239	1,607
Jones Lang LaSalle Inc. [1]	15,519	4,810
		6,417
Utilities — 1.1%
DTE Energy Co.	20,100	3,063

		126,381
Total Common Stock
(Cost $254,355) — 99.4%		269,213

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust:
Government & Agency Portfolio, Institutional Class, 3.57% *	2,179,841	2,180

Total Short-Term Investment
(Cost $2,180) — 0.8%		2,180

Total Investments — 100.2%
(Cost $256,535)		271,393

Liabilities in Excess of Other Assets — (0.2)%		(544)

Net Assets — 100.0%		$270,849

*	The rate reported is the 7-day effective yield as of June 30, 2026.
1	Non-income producing security.

2	Real Estate Investment Trust.

ADR   American Depositary Receipt

SCHEDULE OF INVESTMENTS (concluded)

June 30, 2026 (Unaudited)

As of June 30, 2026, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-3700